Short-term investments (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of short term investments

	Carrying Value at June 30, 2025	Fair Value Measurement at June 30, 2025
		Level 1	Level 2	Level 3
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Short-term investments	$697,973	$—	$697,973	$—

	Carrying Value at December 31, 2024	Fair Value Measurement at December 31, 2024
		Level 1	Level 2	Level 3
Short-term investments	$—	$—	$—	$—